Subordinated Liabilities - Parent (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated liabilities	£ 2,386	£ 2,332
Santander UK Group Holdings plc
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated liabilities	£ 1,633	£ 942
Santander UK Group Holdings plc | 4.75% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	4.75%	4.75%
Maturity	2025	2025
Subordinated liabilities	£ 326	£ 608
Santander UK Group Holdings plc | 5.625% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	5.625%	5.625%
Maturity	2045	2045
Subordinated liabilities	£ 222	£ 334
Santander UK Group Holdings plc | 8.296% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	8.296%	8.296%
Maturity	2033	2033
Subordinated liabilities	£ 767	£ 0
Santander UK Group Holdings plc | 7.869% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	7.869%	7.869%
Maturity	2033	2033
Subordinated liabilities	£ 318	£ 0